Equipment Financing (Tables)	6 Months Ended	12 Months Ended
	Jan. 31, 2023	Jul. 31, 2022
Equipment Financing (Tables) [Line Items]
Schedule of amounts recognized equipment financing
ROU Asset	July 31, 2022	$62,263
Amortization		$(54,109)
Addition - Asset		$365,083
ROU Asset	January 31, 2023	$373,237

Equipment Financing	July 31, 2022	$62,263
Amortization		$(52,109)
Addition - Equipment Financing		$365,083
Equipment Financing	January 31, 2023	$375,237

Equipment Financing	Short term	$126,738
Equipment Financing	Long term	$248,499
Equipment Financing	Total:	$375,237

Schedule of future payments under the equipment financing agreements
Year	Amount
2023*	$95,094
2024	135,604
2025	125,478
2026	42,527
2027	4,600
2028	1,533
Total future payments:	$404,836

Less: amounts representing interest	29,599

Present value of net minimum equipment financing payments	$375,237
Lease cost:
Amortization of ROU assets	$54,109
Interest on lease liabilities	15,626

Cash paid for amounts included in the measurement of lease liabilities:
Operating cashflow from equipment financing:	$15,626
Financing cashflow from equipment financing:	54,109

Weighted-average remaining lease term - equipment financing:	2.8 years

Weighted-average discount rate	5.0%

DIGERATI TECHNOLOGIES, INC [Member]
Equipment Financing (Tables) [Line Items]
Schedule of future payments under the equipment financing agreements
Year	Amount
2023	$21,566
2024	21,835
2025	21,835
2026	1,820
Total future payments:	$67,056
Less: amounts representing interest	4,793
Present value of net minimum equipment financing payments	$62,263
Less current maturities	20,638
Long-term equipment financing obligation	$41,625
Lease cost:
Amortization of ROU assets	$19,920
Interest on lease liabilities	2,599
Cash paid for amounts included in the measurement of lease liabilities:
Operating cashflow from equipment financing:	$2,599
Financing cashflow from equipment financing:	19,920
Weighted-average remaining lease term - equipment financing:	3.1 years
Weighted-average discount rate	5.0%